Consolidated Statements of Changes in Equity $ in Millions		USD ($) shares	Share Capital USD ($)	Share Premium USD ($)	Retained Earnings USD ($)	Other Reserves USD ($)	Capital Redemption Reserve USD ($)	Cash Flow Hedge Reserve USD ($)	Other Components of Equity USD ($)
Balance at Mar. 31, 2015		$ 8,762	$ 109	$ 659	$ 10,090				$ (2,096)
Balance, Shares at Mar. 31, 2015 | shares	[1]	1,142,805,132
Changes in equity for the year
Shares issued on exercise of employee stock options (refer to note 2.16), Shares | shares	[1]	10,824
Increase in share capital on account of bonus issue (1) (Refer to Note 2.13)	[2]	$ 90	90
Increase in share capital on account of bonus issue (1) (Refer to Note 2.13), Shares | shares	[1],[2]	1,142,805,132
Amount utilized for bonus issue (1) (Refer to Note 2.13)	[2]	$ (90)		(90)
Transfer to other reserves (Refer note 2.13)					(89)	$ 89
Transfer from other reserves on utilization (Refer note 2.13)					89	(89)
Employee stock compensation expense (Refer to note 2.16)		1		1
Fair valuation of investments (Refer note 2.2 and 2.17) *		6							6
Re-measurement of the net defined benefit liability / asset* (Refer to Note 2.12 and 2.17)		(2)							(2)
Dividends (including corporate dividend tax)		(1,059)			(1,059)
Net profit		2,052			2,052
Foreign currency translation		(436)							(436)
Balance at Mar. 31, 2016		$ 9,324	199	570	11,083				(2,528)
Balance, Shares at Mar. 31, 2016 | shares	[1]	2,285,621,088
Changes in equity for the year
Cumulative impact of Reversal of unrealized gain on quoted debt securities on adoption of IFRS 9 (Refer note 2.2)		$ (5)							(5)
Shares issued on exercise of employee stock options (refer to note 2.16), Shares | shares	[1]	34,062
Transfer to other reserves (Refer note 2.13)					(142)	142
Transfer from other reserves on utilization (Refer note 2.13)					142	(142)
Employee stock compensation expense (Refer to note 2.16)		$ 17		17
Fair value changes on derivatives designated as cash flow hedge* (refer note 2.3)		6						$ 6
Equity instruments through other comprehensive income *(Refer note 2.2 and 2.17)		(1)							(1)
Fair valuation of investments (Refer note 2.2 and 2.17) *		(2)							(2)
Re-measurement of the net defined benefit liability / asset* (Refer to Note 2.12 and 2.17)		(7)							(7)
Dividends (including corporate dividend tax)		(1,033)			(1,033)
Net profit		2,140			2,140
Foreign currency translation		198							198
Balance at Mar. 31, 2017		$ 10,637	199	587	12,190			6	(2,345)
Balance, Shares at Mar. 31, 2017 | shares	[1]	2,285,655,150
Changes in equity for the year
Shares issued on exercise of employee stock options (Refer to note 2.16)		$ 1		1
Shares issued on exercise of employee stock options (refer to note 2.16), Shares | shares	[1]	700,629
Transfer to other reserves (Refer note 2.13)					(340)	340
Transfer from other reserves on utilization (Refer note 2.13)					96	(96)
Employee stock compensation expense (Refer to note 2.16)		$ 12		12
Amount paid upon buyback* (refer note 2.13)		$ (2,035)	(9)	(346)	(1,680)
Amount paid upon buyback* (refer note 2.13) | shares	[1]	(113,043,478)
Transaction costs related to buyback* (refer note 2.13)		$ (7)		(7)
Amount transferred to capital redemption reserve upon Buyback (refer note 2.13)					(9)		$ 9
Fair value changes on derivatives designated as cash flow hedge* (refer note 2.3)		(6)						$ (6)
Equity instruments through other comprehensive income *(Refer note 2.2 and 2.17)		1							1
Re-measurement of the net defined benefit liability / asset* (Refer to Note 2.12 and 2.17)		9							9
Dividends (including corporate dividend tax)		(1,156)			(1,156)
Net profit		2,486			2,486
Foreign currency translation		18							18
Balance at Mar. 31, 2018		$ 9,960	$ 190	$ 247	$ 11,587	$ 244	$ 9		$ (2,317)
Balance, Shares at Mar. 31, 2018 | shares	[1]	2,173,312,301

[1]	excludes treasury shares of 10,801,956 as of March 31, 2018, 11,289,514 as of March 31, 2017 and 11,323,576 as of March 31, 2016 and 5,667,200 April 1, 2015, held by consolidated trust
[2]	net of treasury shares